Investor A C and Institutional [Member] N-1A Cover	May 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST
Entity Central Index Key	0000774013
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Prospectus Date	Sep. 25, 2025